Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]
Cash flows from financing activities:
Payments of issuance costs for convertible redeemable preferred shares		$ 21	$ 5
Payments of underwriters' commission	$ 6,239